Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of estimated useful lives of property and equipment

Useful life
Building and improvements	25 years
Computer equipment and software	3 years
Furniture, fixtures, and equipment	5 years
Aircraft	6 years
Automobiles	3 years

Summary of activity related to the Company's allowance for doubtful accounts

	Year Ended
	December 31,
	2018	2019
Balance, beginning of year	$5,669	$7,611
Allowances (recoveries) recorded	1,620	(452)
Foreign currency translation adjustments	322	115
Balance, end of year	$7,611	$7,274